SEGMENTED INFORMATION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Segmented Information Details
Disposal of Indaflex rights (Mexico Only)	$ 0	$ 0	$ 0
Consulting Fees (North America)
Gross Operating Revenue	0	0	0
Other non-operating revenue:
Forgone Accounts Payable		20,227	13,364
Gain from disposal of fixed assets
Legal Settlement
Interest Income	67	416	409
Total Revenues and Non-Operating Revenues	$ 67	$ 20,373	$ 13,773